UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended March 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     L.A.R.C. Capital, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number: 028-11478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Scully
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ David Scully                New York, NY                May 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $875,412
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

----          -------------------               ------------------------------

                        FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN  2        COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

                                                            VALUE      SHRS OR   SH/ PUT/  INVSTMNT OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN CALL  DSCRETN  MNGRS    SOLE     SHARED  NONE
--------------                   --------------   -----     --------   -------   --------  -------  -----    ----     ------  ----
ADTRAN INC                       COM              00738A106    1,245       51,110 SH        Sole              51,110    0       0
AMERICA MOVIL SAB DE CV          SPON ADR L SHS   02364W105   90,753    1,898,989 SH        Sole           1,898,989    0       0
AMERICAN TOWER CORP              CL A             029912201   51,007    1,309,554 SH        Sole           1,309,554    0       0
APPLE INC                        COM              037833100   25,447      273,892 SH        Sole             273,892    0       0
ARIBA INC                        COM NEW          04033V203      448       47,653 SH        Sole              47,653    0       0
AUDIBLE INC                      COM NEW          05069A302      698       67,191 SH        Sole              67,191    0       0
AUTHENTIDATE HLDG CORP           COM              052666104      223      153,702 SH        Sole             153,702    0       0
AVANEX CORP                      COM              05348W109      129       71,998 SH        Sole              71,998    0       0
BAIDU COM INC                    SPON ADR REP A   056752108   13,610      140,964 SH        Sole             140,964    0       0
BANKRATE INC                     COM              06646V108   18,636      528,831 SH        Sole             528,831    0       0
BOSTON COMMUNICATIONS GROUP      COM              100582105      775      430,780 SH        Sole             430,780    0       0
BROADCOM CORP                    CL A             111320107   32,769    1,021,794 SH        Sole           1,021,794    0       0
BUSINESS OBJECTS S A             SPONSORED ADR    12328X107    6,864      189,652 SH        Sole             189,652    0       0
CENTILLIUM COMMUNICATIONS INC    COM              152319109      132       68,822 SH        Sole              68,822    0       0
CHINA TECHFAITH WIRLS COMM T     SPONSORED ADR    169424108    3,255      355,733 SH        Sole             355,733    0       0
COGENT INC                       COM              19239Y108      885       65,795 SH        Sole              65,795    0       0
COMTECH TELECOMMUNICATIONS C     COM NEW          205826209    1,715       44,287 SH        Sole              44,287    0       0
CREE INC                         COM              225447101    6,506      395,231 SH        Sole             395,231    0       0
CROWN CASTLE INTL CORP           COM              228227104    1,187       36,936 SH        Sole              36,936    0       0
DIVX INC                         COM              255413106   10,051      501,531 SH        Sole             501,531    0       0
ENDWAVE CORP                     COM NEW          29264A206      296       24,882 SH        Sole              24,882    0       0
EQUINIX INC                      COM NEW          29444U502   38,145      445,458 SH        Sole             445,458    0       0
FALCONSTOR SOFTWARE INC          COM              306137100    1,016       97,531 SH        Sole              97,531    0       0
FOCUS MEDIA HLDG LTD             SPONSORED ADR    34415V109   48,543      618,696 SH        Sole             618,696    0       0
GLOBAL CROSSING LTD              NOTE 5.000% 5/1  37932JAA1        5      523,500 SH        Sole             523,500    0       0
GOOGLE INC                       CL A             38259P508   89,779      195,956 SH        Sole             195,956    0       0
INPHONIC INC                     COM              45772G105    3,052      280,000 SH        Sole             280,000    0       0
IPASS INC                        COM              46261V108    1,182      234,898 SH        Sole             234,898    0       0
ISILON SYS INC                   COM              46432L104    5,797      358,500 SH        Sole             358,500    0       0
LA Z BOY INC                     COM              505336107    1,347      108,809 SH        Sole             108,809    0       0
LAWSON SOFTWARE INC NEW          COM              52078P102   91,606   11,323,392 SH        Sole          11,323,392    0       0
MASTERCARD INC                   CL A             57636Q104   15,936      150,000 SH        Sole             150,000    0       0
MONOLITHIC PWR SYS INC           COM              609839105   28,262    2,190,861 SH        Sole           2,190,861    0       0
NAVTEQ CORP                      COM              63936L100    1,071       31,030 SH        Sole              31,030    0       0
ORASCOM TCOM SAE GDR             Depository
  (REPR 5ORD) REGS                Receipts        993905KK3   23,712      348,700 SH        Sole             348,700    0       0
QUALCOMM INC                     COM              747525103   86,847    2,035,789 SH        Sole           2,035,789    0       0
RAMBLER MEDIA LTD                COM              99AB96BM5    9,153      194,750 SH        Sole             194,750    0       0
REALNETWORKS INC                 COM              75605L104    8,557    1,090,097 SH        Sole           1,090,097    0       0
RED HAT INC                      COM              756577102   36,385    1,586,796 SH        Sole           1,586,796    0       0
RURAL CELLULAR CORP              CL A             781904107   11,585      968,631 SH        Sole             968,631    0       0
SANDERSON FARMS INC              COM              800013104    1,412       38,102 SH        Sole              38,102    0       0
SANDISK CORP                     COM              80004C101   42,517      970,712 SH        Sole             970,712    0       0
SBA COMMUNICATIONS CORP          COM              78388J106   19,271      652,145 SH        Sole             652,145    0       0
SECURE COMPUTING CORP            COM              813705100      391       50,736 SH        Sole              50,736    0       0
SIRF TECHNOLOGY HLDGS INC        COM              82967H101    1,054       37,979 SH        Sole              37,979    0       0
SKILLSOFT PLC                    SPONSORED ADR    830928107    2,021      241,769 SH        Sole             241,769    0       0
SWITCH & DATA FACILITIES COM     COM              871043105    4,887      269,700 SH        Sole             269,700    0       0
TD AMERITRADE HLDG CORP          COM              87236Y108   21,090    1,417,361 SH        Sole           1,417,361    0       0
THQ INC                          COM NEW          872443403    2,324       67,966 SH        Sole              67,966    0       0
TTM TECHNOLOGIES INC             COM              87305R109    1,249      130,939 SH        Sole             130,939    0       0
UNDER ARMOUR INC                 CL A             904311107    5,656      110,259 SH        Sole             110,259    0       0
WEBEX COMMUNICATIONS INC         COM              94767L109    2,289       40,258 SH        Sole              40,258    0       0
XINHUA FIN MEDIA LTD             SPONSORED ADR    983982109    1,591      145,000 SH        Sole             145,000    0       0
ZORAN CORP                       COM              98975F101    1,050       61,700 SH        Sole              61,700    0       0

                                                             875,412



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